Prepaid Assets (Details) - Schedule of Prepaid Assets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Prepaid Assets [Abstract]
Prepayments for advertising or marketing	$ 2,332,658	$ 2,138,273
Prepayment of celebrity endorsement fee		43,656
Prepaid assets from discontinued operations (Note 15)		(2,181,678)
Total	$ 2,332,658	$ 251